Note 19 - Financial Income, Net (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Interest Income and Interest Expense Disclosure [Table Text Block]
	2016	2015	2014
Interest income	21	18	31
Interest expense	(57)	(64)	(65)
Warrants exercised / forfeited	174	330	83
Changes in fair value of the warrants (1)	3,811	(2,377)	1,722
Total	3,949	(2,094)	1,771